long-term debt (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 18,976		$ 18,451
Lease liabilities	1,876		1,837
Long-term debt	20,852		20,288
Current	2,927		1,432
Non-current	17,925		18,856
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities	15,258		15,021
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities	1,900		731
Long-term debt	1,900	$ 1,500	731	$ 574
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities	448		622
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities	1,062		1,804
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 308		$ 273